UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-6674
THE GREATER CHINA FUND, INC.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Joseph T. Malone UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
John Donovan, Esq. White & Case LLP 1155 Avenue of the Americas New York, NY 10036

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments

The Greater China Fund, Inc.

Portfolio of Investments

September 30, 2004

(Unaudited)

Shares	Description	Market Value
	EQUITIES - 96.2%
	CHINA - 19.2%
	Automobiles - 1.6%
5,193,540	Chongqing Changan Automobile “B”	$3,303,363

	Energy - 2.7%
10,236,000	PetroChina Co. Ltd. “H”	5,480,220

	Information Technology - 1.0%
10,000,000	Great Wall Technology Co. Ltd. “H” *	2,103,076

	Infrastructure - 1.3%
6,000,000	Anhui Expressway Co. “H” +	2,596,786

	Machinery & Engineering - 0.8%
2,113,160	Shanghai Dazhong Taxi “B”	1,280,575
189,000	Weichai Power Co. “H”	382,939
		1,663,514

	Petrochemical - 3.5%
17,700,000	China Petroleum & Chemical “H”	7,206,563

	Telecommunication - 3.5%
22,430,000	China Telecom Corp. Ltd. “H”	7,262,763

	Transportation - 1.1%
8,000,000	Guangshen Railway Co. Ltd. “H” +	2,256,960

	Utilities - 0.9%
6,000,000	Tianjin Capital Enviromental Protection Co. Ltd. “H”	1,885,075

	Miscellaneous - 2.8%
2,500,000	Shandong Chemming Paper Holdings Ltd. “B”	1,599,749
1,893,998	Weifu Fuel Injection “B”	1,634,579
1,000,000	Weiqiao Textile Co. Ltd. “H”* +	1,628,602
9,000,000	Yantai North Andre Juice “H”	969,467
		5,832,397
	Total China	39,590,717

	HONG KONG - 71.4%
	Automobiles - 1.1%
7,000,000	Denway Motors Ltd.	2,333,902

	Conglomerates - 4.5%
1,478,000	Cosco Pacific	2,463,934
5,000,000	Guangdong Investments Ltd.*	884,831
2,800,000	Hopewell Holdings Ltd.	5,834,755
		9,183,520

	Consumption - 7.8%
4,000,000	Bonjour Holdings Ltd.	1,628,602
2,278,000	Convenience Retail Asia Ltd.	744,912
9,120,000	Giordano International Ltd.	5,028,917
10,500,000	Glorious Sun Enterprises Ltd.	3,433,529
6,000,000	Kingway Brewery Holdings	1,846,604
12,500,000	Skyworth Digital Holdings Ltd.	3,406,278
		16,088,842

	Electrical & Electronics - 11.7%
12,000,000	Group Sense International Ltd.	1,246,458
4,166,200	Kingboard Chemical Holdings Ltd.	8,574,846
26,000,000	Leroi Holdings Ltd. @	805,196
8,428,000	NGAI Lik Industrial Holdings Ltd.	3,026,173
1,394,000	Raymond Industrial	411,151
16,474,000	Topsearch International Holdings Ltd.	1,478,796
4,000,000	Vtech Holdings Ltd.	7,540,298
7,392,000	Wang Sing International	976,361
		24,059,279

	Financials - 18.1%
2,347,000	Bank of East Asia	6,576,211
2,266,500	BOC Hong Kong Holdings Ltd. +	4,141,730
9,599,998	Citic Ka Wah Bank Ltd. +	3,908,644
1,228,400	Dah Sing Banking Group Ltd. *	2,528,285
520,000	Guoco Group	4,417,743
203,600	HSBC Holdings PLC	3,237,507
4,258,000	Industrial & Commercial Bank	5,815,224
1,346,000	JCG Holdings Ltd.	940,704
2,476,000	Pacific Century Insurance Holdings	889,037
662,200	Wing Lung Bank	4,861,562
		37,316,647

	Machinery & Engineering - 2.3%
2,380,000	Techtronic Industries Co. +	4,684,859

	Media - 2.7%
4,766,000	Oriental Press Group Ltd.	1,833,524
2,000,000	South China Morning Post	859,184
668,000	Television Broadcasting Ltd.	2,981,034
		5,673,742

	Pharmaceutical - 0.5%
4,000,000	China Pharmaceutical Group Ltd.	1,005,373

	Real Estate Development - 5.6%
4,812,000	Chinese Estates Holdings Ltd.	2,869,391
346,000	Great Eagle Holdings	676,639
9,400,000	Hon Kwok Land Investment	1,988,946
645,000	Sun Hung Kai Properties	6,079,365
		11,614,341

	Telecommunication - 6.4%
3,071,000	China Mobile Ltd. +	9,313,698
5,000,000	China Unicom Ltd.	3,911,209
		13,224,907

	Transportation - 2.7%
850,000	Kowloon Motor Bus Holdings	4,011,234
3,218,000	Singamas Container Holdings Ltd. +	1,557,809
		5,569,043

	Utilities - 2.6%
2,820,000	Hong Kong & China Gas Co. Ltd.	5,297,829

	Miscellaneous - 5.4%
13,400,000	Bossini International Holding	2,268,245
4,547,000	Digital China Holdings Ltd. *	1,253,645
10,000,000	Matrix Holdings Ltd.	2,244,136
9,861,482	Pico Far East Holdings Ltd.	670,238
14,000,000	Sewco International Holdings Ltd.	484,733
24,000,000	Top Form International Ltd.	4,247,188
		11,168,185
	Total Hong Kong	147,220,469

	TAIWAN - 5.5%
	Consumption - 1.1%
2,617,000	Holiday Entertainment Co. Ltd.	1,393,988
573,460	Taiwan Family Mart Co. Ltd.	860,696
		2,254,684

	Electrical & Electronics - 2.1%
1,271,946	Hon Hai Precision Industry Co. Ltd.	4,379,567

	Miscellaneous - 2.3%
2,376,000	Feng Tay Enterprise Co. Ltd.	2,307,475
2,559,860	Phoenixtec Power Co. Ltd.	2,448,365
		4,755,840
	Total Taiwan	11,390,091

	JAPAN - 0.1%
	Electrical & Electronics
750,000	Sansui Electric Co. Ltd.	217,766

	Total Equities (cost - $169,500,506)	198,419,043

	WARRANTS* - 0.0%
416,620	Kingboard Chemical Holdings Ltd.
	expiring 12/31/06 (cost - $0)	0

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 6.2%
	Money Market Funds # - 6.2%
2,144	AIM Liquid Assets Portfolio, 1.67%	2,144
495	AIM Prime Portfolio, 1.71%	495
9,567,839	Barclays Prime Money Market Fund, 1.68%	9,567,839
3,214	Scudder Money Market Fund, 1.55%	3,214
3,309,265	UBS Private Money Market Fund LLC, 1.66%	3,309,265
	Total Money Market Funds (cost $12,882,957)	12,882,957

	Total Investments - 102.4% (cost - $182,383,463)	$211,302,000

*            Non-income producing security.

+            Security, or a portion thereof, was on loan at September 30, 2004.

#            Rates shown reflect yield at September 30, 2004.

@       Security is being fair valued under the direction of the Board of Directors.  At September 30, 2004, the value of this security was $805,196 or 0.4% of net assets.

Industry Diversification

As a Percentage of Net Assets

As of September 30, 2004 (unaudited)

Automobiles	2.7%
Conglomerates	4.5%
Consumption	8.9%
Electrical & Electronics	13.9%
Energy	2.7%
Financials	18.1%
Information Technology	1.0%
Infrastructure	1.3%
Machinery & Engineering	3.1%
Media	2.7%
Miscellaneous	10.5%
Petrochemical	3.5%
Pharmaceutical	0.5%
Real Estate Development	5.6%
Telecommunication	9.9%
Transportation	3.8%
Utilities	3.5%
Total Equities	96.2%
Investment of Cash Collateral for Securities on Loan	6.2%
Total Investments	102.4%

Notes to Schedule of Investments

Aggregate cost for federal income tax purposes was $182,383,463; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,119,285
Gross unrealized depreciation	(9,200,748)
$28,918,537

Securities Lending

The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or institutional investors.  Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily.  The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially.  The Fund receives compensation, which is included in interest and securities lending income for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.  The Fund's lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG.  The value of loaned securities and related collateral outstanding at September 30, 2004 were as follows:

Fund	Marked Value of Securities Loaned	Cash Collateral Received For Securities Loaned
The Greater China Fund	$12,128,461	$12,882,954

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There has been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of the principal executive officer and the principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:	/s/ Ronald G.M. Watt

Ronald G.M. Watt
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President
(Principal Executive Officer)

Date:	November 29, 2004

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer
(Principal Financial Officer)

Date:	November 29, 2004